SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, unless otherwise specified			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Furniture, fixtures and office equipment	Dec. 31, 2013 Software and IT equipment
Accounts receivable
Allowance for doubtful accounts	$ 0	$ 0
Property and equipment, net
Useful lives			5 years	3 years